Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Long term debt is comprised of the following borrowings:

Borrower	Commencement	Maturity	December 31, 2020	September 30, 2021
Maxeikosiepta [1]	December 2018	February 2021	4,000	—
Maxtessera [1]	November 2018	April 2021	22,000	—
Avstes [1]	June 2019	April 2021	5,985	—
Maxeikosi [1]	September 2017	May 2021	10,893	—
Maxeikosiexi [1]	September 2015	June 2021	4,432	—
Marathassa [1]	September 2015	June 2021	4,820	—
Marinouki [1]	September 2015	June 2021	7,263	—
Kerasies [1]	September 2015	June 2021	5,097	—
Soffive [1]	September 2015	June 2021	7,853	—
Eptaprohi [1]	September 2015	June 2021	37,053	—
Petra [1]	November 2018	June 2021	6,135	—
Pemer [1]	November 2018	June 2021	6,135	—
Safe Bulkers [2]	December 2019	June 2021	29,000	—
Shikokuepta [1]	February 2016	August 2021	17,150	—
Safe Bulkers [1]	November 2014	September 2021	79,758	—
Maxeikosiena [3]	September 2015	September 2021	18,058	—
Safe Bulkers [1]	April 2019	June 2022	8,000	—
Shikokupente - Shikokuennia - Pemer - Petra [1]	July 2019	January 2023	8,510	870
Shikokupente [1]	August 2018	August 2023	12,927	10,210
Shikokuennia [1]	October 2018	October 2023	14,385	8,668
Maxeikositria [1]	September 2017	August 2024	10,893	8,077
Maxpente [1]	September 2017	August 2024	16,100	11,450
Maxeikositessera [1]	September 2017	August 2024	11,310	8,134
Maxenteka [1]	September 2017	August 2024	13,536	10,294
Safe Bulkers [1]	November 2018	August 2024	22,250	9,750
Pelea - Vasstwo - Eniaprohi - Vassone [1]	December 2018	December 2024	43,250	31,250
Maxdeka [3]	November 2019	August 2025	19,076	17,572
Shikoku Friendship [3]	November 2019	August 2025	20,066	18,484
Shikokutessera [3]	November 2019	August 2025	19,502	17,990
Glovertwo [3]	November 2019	August 2025	18,344	16,900
Pentakomo [3]	January 2020	January 2026	14,500	13,000
Maxdekatria [3]	January 2020	January 2026	14,500	13,000
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra [1]	June 2021	June 2026	—	29,137
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra [2]	June 2021	June 2026	—	10,000
Safe Bulkers [1]	September 2021	September 2026	—	30,000
Maxtessera [3]	April 2021	October 2026	—	28,933
Youngtwo [3]	January 2017	January 2027	21,203	20,491
Monagrouli [1]	April 2020	April 2027	25,520	24,200
Shikokuokto [3]	December 2019	December 2027	18,000	16,500
Gloversix [3]	December 2019	December 2027	18,720	17,160

Pinewood [3]	February 2021	February 2031	—	23,035
Shikokuepta [3]	August 2021	August 2031	—	23,667
Total			616,224	418,772
Current portion of Long-term debt			77,284	35,767
Liability directly associated with asset held for sale			4,000	8,077
Long-term debt			534,940	374,928
Total debt			616,224	418,772
Current portion of deferred financing costs			1,500	1,373
Financing cost, directly associated with asset held for sale			17	31
Deferred financing costs non-current			3,057	3,617
Total deferred financing costs			4,574	5,021
Total debt			616,224	418,772
Less: Total deferred financing costs			4,574	5,021
Total debt, net of deferred financing costs			611,650	413,751
Less: Current portion of long-term debt, net of current portion of deferred financing costs			75,784	34,394
Less: Liability directly associated with asset held for sale net of deferred financing cost			3,983	8,046
Long-term debt, net of deferred financing costs, non-current			531,883	371,311
1.Credit facility
2.Revolving credit facility
3.Sale and lease back financing transaction.

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after September 30, 2021, based on the loan and credit facility agreements as amended, are as follows:F-15

To September 30,
2022	$43,843
2023	51,893
2024	86,592
2025	98,095
2026	55,982
2027 and thereafter	82,367
Total	$418,772